Schedule of Investments (unaudited) June 30, 2019	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.7%
Arconic Inc.	1,149,753	$29,686,622
BWX Technologies Inc.	70,138	3,654,190
Curtiss-Wright Corp.	129,544	16,468,929
General Dynamics Corp.	686,732	124,861,612
Hexcel Corp.	16,360	1,323,197
Huntington Ingalls Industries Inc.	19,892	4,470,528
L3 Technologies Inc.	253,987	62,269,993
Raytheon Co.	306,962	53,374,553
Spirit AeroSystems Holdings Inc., Class A	29,669	2,414,166
Teledyne Technologies Inc.(a)	103,185	28,259,276
Textron Inc.	654,586	34,719,241
TransDigm Group Inc.(a)	26,692	12,913,590
United Technologies Corp.	2,342,890	305,044,278

		679,460,175

Air Freight & Logistics — 0.4%
CH Robinson Worldwide Inc.	91,267	7,698,372
Expeditors International of Washington Inc.	142,423	10,804,209
FedEx Corp.	696,174	114,304,809
XPO Logistics Inc.(a)	110,672	6,397,948

		139,205,338

Airlines — 0.6%
Alaska Air Group Inc.	188,673	12,058,091
American Airlines Group Inc.	1,033,734	33,710,066
Copa Holdings SA, Class A, NVS	90,311	8,811,644
Delta Air Lines Inc.	1,344,099	76,277,618
JetBlue Airways Corp.(a)	789,667	14,600,943
Southwest Airlines Co.	570,434	28,966,639
United Continental Holdings Inc.(a)	541,895	47,442,907

		221,867,908

Auto Components — 0.4%
Aptiv PLC	692,900	56,007,107
BorgWarner Inc.	594,876	24,972,894
Gentex Corp.	737,787	18,156,938
Goodyear Tire & Rubber Co. (The)	670,067	10,252,025
Lear Corp.	180,913	25,195,754

		134,584,718

Automobiles — 0.7%
Ford Motor Co.	11,290,301	115,499,779
General Motors Co.	3,583,114	138,057,382
Harley-Davidson Inc.	456,082	16,341,418
Thor Industries Inc.	152,568	8,917,600

		278,816,179

Banks — 10.6%
Associated Banc-Corp.	466,581	9,863,522
Bank of America Corp.	24,849,798	720,644,142
Bank of Hawaii Corp.	116,399	9,650,641
Bank OZK	350,077	10,533,817
BankUnited Inc.	279,733	9,438,191
BB&T Corp.	2,207,977	108,477,910
BOK Financial Corp.	87,669	6,617,256
CIT Group Inc.	254,708	13,382,358
Citigroup Inc.	6,677,263	467,608,728
Citizens Financial Group Inc.	1,321,297	46,721,062
Comerica Inc.	416,621	30,263,349
Commerce Bancshares Inc.	286,961	17,120,093
Cullen/Frost Bankers Inc.	162,742	15,242,416
East West Bancorp. Inc.	433,636	20,281,156

Security	Shares	Value

Banks (continued)
Fifth Third Bancorp.	2,115,877	$59,032,968
First Citizens BancShares Inc./NC, Class A	21,468	9,666,396
First Hawaiian Inc.	389,711	10,081,824
First Horizon National Corp.	898,995	13,421,995
First Republic Bank/CA(b)	392,650	38,342,273
FNB Corp.	933,545	10,987,825
Huntington Bancshares Inc./OH	3,004,077	41,516,344
JPMorgan Chase & Co.	9,317,907	1,041,742,003
KeyCorp.	2,894,552	51,378,298
M&T Bank Corp.	393,120	66,857,918
PacWest Bancorp.	339,605	13,186,862
People’s United Financial Inc.	1,143,097	19,181,168
Pinnacle Financial Partners Inc.	215,977	12,414,358
PNC Financial Services Group Inc. (The)	1,302,195	178,765,330
Popular Inc.	274,558	14,892,026
Prosperity Bancshares Inc.	192,224	12,696,395
Regions Financial Corp.	2,922,537	43,662,703
Signature Bank/New York NY	78,869	9,530,530
Sterling Bancorp./DE	596,278	12,688,796
SunTrust Banks Inc.	1,279,645	80,425,688
SVB Financial Group(a)	138,686	31,147,489
Synovus Financial Corp.	401,199	14,041,965
TCF Financial Corp.	463,024	9,626,269
Texas Capital Bancshares Inc.(a)	144,582	8,872,997
U.S. Bancorp.	4,175,227	218,781,895
Umpqua Holdings Corp.	634,843	10,532,045
Webster Financial Corp.	263,382	12,581,758
Wells Fargo & Co.	11,699,049	553,598,999
Western Alliance Bancorp.(a)(b)	249,222	11,145,208
Wintrust Financial Corp.	161,930	11,846,799
Zions Bancorp. N.A.	518,915	23,859,712

		4,132,351,477

Beverages — 1.0%
Brown-Forman Corp., Class B, NVS	32,730	1,814,224
Coca-Cola Co. (The)	3,521,656	179,322,724
Constellation Brands Inc., Class A	457,492	90,098,474
Keurig Dr Pepper Inc.	588,481	17,007,101
Molson Coors Brewing Co., Class B	501,931	28,108,136
PepsiCo Inc.	647,424	84,896,709

		401,247,368

Biotechnology — 1.2%
Agios Pharmaceuticals Inc.(a)(b)	132,759	6,622,019
Alexion Pharmaceuticals Inc.(a)	151,305	19,817,929
Alkermes PLC(a)	449,467	10,130,986
Alnylam Pharmaceuticals Inc.(a)(b)	37,117	2,693,209
Amgen Inc.	140,928	25,970,212
Biogen Inc.(a)	366,994	85,828,887
Bluebird Bio Inc.(a)(b)	158,754	20,193,509
Exelixis Inc.(a)	508,636	10,869,551
Gilead Sciences Inc.	3,153,872	213,075,592
Regeneron Pharmaceuticals Inc.(a)	187,378	58,649,314
United Therapeutics Corp.(a)(b)	124,496	9,718,158

		463,569,366

Building Products — 0.5%
Allegion PLC	66,581	7,360,529
AO Smith Corp.	333,831	15,743,470
Fortune Brands Home & Security Inc.	271,975	15,537,932
Johnson Controls International PLC	2,593,471	107,136,287
Lennox International Inc.	6,998	1,924,450

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products (continued)
Masco Corp.	843,758	$33,109,064
Owens Corning	309,600	18,018,720
Resideo Technologies Inc.(a)	354,518	7,771,035

		206,601,487

Capital Markets — 3.6%
Affiliated Managers Group Inc.	146,736	13,520,255
Ameriprise Financial Inc.	332,684	48,292,409
Bank of New York Mellon Corp. (The)	2,459,339	108,579,817
BGC Partners Inc., Class A	868,221	4,540,796
BlackRock Inc.(c)	342,019	160,509,517
Cboe Global Markets Inc.	240,526	24,925,709
Charles Schwab Corp. (The)	1,385,199	55,671,148
CME Group Inc.	1,022,521	198,481,551
E*TRADE Financial Corp.	576,338	25,704,675
Eaton Vance Corp., NVS	321,945	13,885,488
Evercore Inc., Class A	75,424	6,680,304
Franklin Resources Inc.	811,817	28,251,232
Goldman Sachs Group Inc. (The)	950,631	194,499,102
Interactive Brokers Group Inc., Class A	153,433	8,316,069
Intercontinental Exchange Inc.	966,961	83,100,628
Invesco Ltd.	1,137,402	23,271,245
Janus Henderson Group PLC	267,633	5,727,346
Lazard Ltd., Class A	193,485	6,653,949
Legg Mason Inc.	243,744	9,330,520
Morgan Stanley	3,493,218	153,037,880
Nasdaq Inc.	334,128	32,133,090
Northern Trust Corp.	577,326	51,959,340
Raymond James Financial Inc.	278,843	23,576,176
SEI Investments Co.	195,047	10,942,137
State Street Corp.	1,074,836	60,255,306
T Rowe Price Group Inc.	473,763	51,976,539
TD Ameritrade Holding Corp.	101,536	5,068,677
Virtu Financial Inc., Class A	76,714	1,670,831

		1,410,561,736

Chemicals — 3.1%
Air Products & Chemicals Inc.	545,156	123,406,964
Albemarle Corp.	303,308	21,355,916
Ashland Global Holdings Inc.	179,721	14,372,288
Axalta Coating Systems Ltd.(a)(b)	397,017	11,819,196
Cabot Corp.	166,278	7,933,123
Celanese Corp.	364,110	39,251,058
CF Industries Holdings Inc.	573,676	26,796,406
Chemours Co. (The)	470,943	11,302,632
Corteva Inc.(a)	2,164,943	64,017,364
Dow Inc.(a)	2,162,460	106,630,903
DuPont de Nemours Inc.	2,164,943	162,522,271
Eastman Chemical Co.	398,853	31,042,729
Element Solutions Inc.(a)(b)	353,369	3,653,835
FMC Corp.	378,849	31,425,525
Huntsman Corp.	643,378	13,150,646
International Flavors & Fragrances Inc.	307,903	44,673,646
Linde PLC	1,567,587	314,771,470
LyondellBasell Industries NV, Class A	847,823	73,022,995
Mosaic Co. (The)	1,014,660	25,396,940
NewMarket Corp.	1,024	410,563
Olin Corp.	474,288	10,391,650
PPG Industries Inc.	459,553	53,634,431
RPM International Inc.	309,960	18,941,656
Valvoline Inc.	543,197	10,608,637

Security	Shares	Value

Chemicals (continued)
Westlake Chemical Corp.	101,760	$7,068,250

		1,227,601,094

Commercial Services & Supplies — 0.3%
ADT Inc.(b)	338,590	2,072,171
Clean Harbors Inc.(a)	148,507	10,558,848
IAA Inc.(a)	27,898	1,081,884
KAR Auction Services Inc.	27,898	697,450
Republic Services Inc.	575,383	49,851,183
Stericycle Inc.(a)(b)	271,931	12,984,705
Waste Management Inc.	267,405	30,850,515

		108,096,756

Communications Equipment — 0.3%
Ciena Corp.(a)	446,548	18,366,519
CommScope Holding Co. Inc.(a)(b)	550,329	8,656,675
EchoStar Corp., Class A(a)(b)	150,707	6,679,334
F5 Networks Inc.(a)	12,752	1,857,074
Juniper Networks Inc.	985,118	26,233,693
Motorola Solutions Inc.	123,988	20,672,519
ViaSat Inc.(a)	160,368	12,960,942

		95,426,756

Construction & Engineering — 0.2%
AECOM(a)(b)	449,249	17,004,074
Fluor Corp.	402,884	13,573,162
Jacobs Engineering Group Inc.	380,284	32,092,167
Quanta Services Inc.	335,978	12,831,000
Valmont Industries Inc.	61,804	7,837,365

		83,337,768

Construction Materials — 0.1%
Eagle Materials Inc.(b)	18,044	1,672,679
Martin Marietta Materials Inc.	124,786	28,714,507
Vulcan Materials Co.	27,133	3,725,632

		34,112,818

Consumer Finance — 1.0%
Ally Financial Inc.	1,146,625	35,533,909
American Express Co.	873,388	107,811,015
Capital One Financial Corp.	1,349,359	122,440,836
Credit Acceptance Corp.(a)	2,992	1,447,619
Discover Financial Services	605,218	46,958,865
Navient Corp.	606,554	8,279,462
OneMain Holdings Inc.	187,871	6,351,918
Santander Consumer USA Holdings Inc.	320,530	7,679,899
SLM Corp.	1,244,739	12,098,863
Synchrony Financial	1,448,583	50,222,372

		398,824,758

Containers & Packaging — 0.5%
AptarGroup Inc.	109,061	13,560,645
Ardagh Group SA	59,402	1,039,535
Avery Dennison Corp.	15,779	1,825,315
Berry Global Group Inc.(a)	234,076	12,310,057
Crown Holdings Inc.(a)	158,710	9,697,181
Graphic Packaging Holding Co.	805,289	11,257,940
International Paper Co.	1,146,009	49,645,110
Owens-Illinois Inc.	446,194	7,705,770
Packaging Corp. of America	269,844	25,721,530
Sealed Air Corp.	415,285	17,765,892
Silgan Holdings Inc.	224,057	6,856,144
Sonoco Products Co.	286,032	18,689,331

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Containers & Packaging (continued)
Westrock Co.	733,823	$26,762,525

		202,836,975

Distributors — 0.2%
Genuine Parts Co.	405,532	42,005,005
LKQ Corp.(a)(b)	774,135	20,599,732

		62,604,737

Diversified Consumer Services — 0.2%
frontdoor Inc.(a)	244,653	10,654,638
Graham Holdings Co., Class B	12,096	8,346,603
Grand Canyon Education Inc.(a)	124,092	14,521,246
H&R Block Inc.	497,966	14,590,404
Service Corp. International/U.S.	327,134	15,303,328
ServiceMaster Global Holdings Inc.(a)	330,924	17,237,831

		80,654,050

Diversified Financial Services — 3.2%
AXA Equitable Holdings Inc.	848,166	17,726,670
Berkshire Hathaway Inc., Class B(a)	5,651,235	1,204,673,765
Jefferies Financial Group Inc.	741,101	14,251,372
Voya Financial Inc.	385,854	21,337,726

		1,257,989,533

Diversified Telecommunication Services — 3.7%
AT&T Inc.	21,091,322	706,770,200
CenturyLink Inc.	3,087,201	36,305,484
GCI Liberty Inc., Class A(a)	282,956	17,390,476
Verizon Communications Inc.	11,956,103	683,052,164

		1,443,518,324

Electric Utilities — 3.9%
Alliant Energy Corp.	684,542	33,597,321
American Electric Power Co. Inc.	1,426,604	125,555,418
Avangrid Inc.	177,577	8,967,638
Duke Energy Corp.	2,103,735	185,633,576
Edison International	919,199	61,963,205
Entergy Corp.	547,796	56,384,642
Evergy Inc.	703,199	42,297,420
Eversource Energy	916,917	69,465,632
Exelon Corp.	2,800,356	134,249,067
FirstEnergy Corp.	1,532,815	65,619,810
Hawaiian Electric Industries Inc.	312,071	13,590,692
IDACORP Inc.	144,907	14,553,010
NextEra Energy Inc.	1,382,127	283,142,537
OGE Energy Corp.	576,028	24,515,752
PG&E Corp.(a)	1,528,642	35,036,475
Pinnacle West Capital Corp.	323,342	30,423,249
PPL Corp.	2,086,370	64,698,334
Southern Co. (The)	3,004,913	166,111,591
Xcel Energy Inc.	1,485,050	88,345,624

		1,504,150,993

Electrical Equipment — 0.7%
Acuity Brands Inc.	83,969	11,580,165
AMETEK Inc.	134,402	12,209,078
Eaton Corp. PLC	1,219,589	101,567,372
Emerson Electric Co.	1,614,419	107,714,036
GrafTech International Ltd.	192,010	2,208,115
Hubbell Inc.	70,228	9,157,731
nVent Electric PLC	450,917	11,178,232
Regal Beloit Corp.	122,803	10,034,233
Sensata Technologies Holding PLC(a)(b)	265,412	13,005,188

		278,654,150

Security	Shares	Value

Electronic Equipment, Instruments & Components — 0.5%
Arrow Electronics Inc.(a)	243,567	$17,359,020
Avnet Inc.	303,707	13,748,816
Coherent Inc.(a)(b)	69,186	9,434,895
Corning Inc.	1,524,127	50,646,740
Dolby Laboratories Inc., Class A	156,930	10,137,678
FLIR Systems Inc.	356,272	19,274,315
IPG Photonics Corp.(a)	95,005	14,654,521
Jabil Inc.	336,977	10,648,473
Littelfuse Inc.	68,974	12,202,190
National Instruments Corp.	354,222	14,873,782
SYNNEX Corp.	119,007	11,710,289
Trimble Inc.(a)(b)	601,033	27,112,599

		211,803,318

Energy Equipment & Services — 0.8%
Apergy Corp.(a)	222,616	7,466,541
Baker Hughes a GE Co.	1,488,039	36,650,401
Halliburton Co.	2,511,873	57,119,992
Helmerich & Payne Inc.	307,354	15,558,259
National Oilwell Varco Inc.	1,112,398	24,728,608
Patterson-UTI Energy Inc.	590,830	6,800,453
Schlumberger Ltd.	3,999,671	158,946,925
Transocean Ltd.(a)	1,652,059	10,589,698

		317,860,877

Entertainment — 2.4%
Activision Blizzard Inc.	2,069,452	97,678,134
Cinemark Holdings Inc.	308,060	11,120,966
Electronic Arts Inc.(a)	82,600	8,364,076
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	75,802	2,718,260
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	569,360	21,299,758
Lions Gate Entertainment Corp., Class A	145,182	1,778,479
Lions Gate Entertainment Corp., Class B, NVS	282,264	3,277,085
Madison Square Garden Co. (The), Class A(a)	48,552	13,591,647
Take-Two Interactive Software Inc.(a)	173,843	19,736,396
Viacom Inc., Class A	36,215	1,234,932
Viacom Inc., Class B, NVS	1,020,732	30,489,265
Walt Disney Co. (The)	5,043,671	704,298,218
Zynga Inc., Class A(a)(b)	1,911,287	11,716,189

		927,303,405

Equity Real Estate Investment Trusts (REITs) — 5.0%
Alexandria Real Estate Equities Inc.	321,916	45,419,128
American Campus Communities Inc.	393,959	18,185,147
American Homes 4 Rent, Class A	423,065	10,284,710
Apartment Investment & Management Co., Class A	425,806	21,341,397
Apple Hospitality REIT Inc.	605,171	9,598,012
AvalonBay Communities Inc.	401,665	81,610,295
Boston Properties Inc.	446,000	57,534,000
Brandywine Realty Trust	559,399	8,010,594
Brixmor Property Group Inc.	855,360	15,293,837
Camden Property Trust	269,106	28,091,975
Colony Capital Inc.	1,458,411	7,292,055
Columbia Property Trust Inc.	335,447	6,957,171
CoreSite Realty Corp.	23,242	2,676,781
Corporate Office Properties Trust	329,325	8,684,300
Cousins Properties Inc.	421,352	15,240,302
CubeSmart	542,182	18,130,566
CyrusOne Inc.	336,025	19,395,363
Digital Realty Trust Inc.	599,375	70,600,381

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Douglas Emmett Inc.	464,435	$18,503,090
Duke Realty Corp.	1,036,371	32,759,687
Empire State Realty Trust Inc., Class A	454,431	6,730,123
EPR Properties	215,881	16,102,564
Equity Commonwealth	346,860	11,279,887
Equity Residential	1,055,335	80,121,033
Essex Property Trust Inc.	188,725	55,094,489
Extra Space Storage Inc.	67,725	7,185,623
Federal Realty Investment Trust	215,155	27,703,358
Gaming and Leisure Properties Inc.	583,186	22,732,590
HCP Inc.	1,380,457	44,147,015
Healthcare Trust of America Inc., Class A	587,165	16,105,936
Highwoods Properties Inc.	294,129	12,147,528
Hospitality Properties Trust	469,236	11,730,900
Host Hotels & Resorts Inc.	2,117,847	38,587,172
Hudson Pacific Properties Inc.	443,310	14,748,924
Invitation Homes Inc.	1,238,519	33,105,613
Iron Mountain Inc.	729,560	22,835,228
JBG SMITH Properties	365,986	14,397,889
Kilroy Realty Corp.	285,280	21,056,517
Kimco Realty Corp.	1,163,559	21,502,570
Liberty Property Trust	425,876	21,310,835
Life Storage Inc.	141,481	13,452,014
Macerich Co. (The)	407,138	13,635,052
Medical Properties Trust Inc.	1,127,800	19,668,832
Mid-America Apartment Communities Inc.	327,483	38,564,398
National Retail Properties Inc.	467,159	24,764,099
Omega Healthcare Investors Inc.	611,712	22,480,416
Outfront Media Inc.	343,636	8,862,372
Paramount Group Inc.	580,323	8,130,325
Park Hotels & Resorts Inc.	579,853	15,980,749
Prologis Inc.	1,812,505	145,181,651
Public Storage	103,813	24,725,142
Rayonier Inc.	373,166	11,306,930
Realty Income Corp.	908,421	62,653,796
Regency Centers Corp.	490,168	32,713,812
Retail Properties of America Inc., Class A	613,852	7,218,900
Simon Property Group Inc.	101,124	16,155,570
SITE Centers Corp.	402,591	5,330,305
SL Green Realty Corp.	242,214	19,466,739
Spirit Realty Capital Inc.	259,076	11,052,182
STORE Capital Corp.	622,284	20,653,606
Sun Communities Inc.	185,109	23,729,123
Taubman Centers Inc.	168,340	6,873,322
UDR Inc.	762,315	34,220,320
Ventas Inc.	1,033,290	70,625,372
VEREIT Inc.	2,808,185	25,301,747
VICI Properties Inc.	1,315,208	28,987,184
Vornado Realty Trust	498,341	31,943,658
Weingarten Realty Investors	348,678	9,560,751
Welltower Inc.	1,169,272	95,330,746
Weyerhaeuser Co.	2,148,622	56,594,704
WP Carey Inc.	487,405	39,567,538

		1,938,965,940

Food & Staples Retailing — 1.7%
Casey’s General Stores Inc.	78,875	12,303,711
Kroger Co. (The)	2,292,805	49,776,796
Sprouts Farmers Market Inc.(a)	178,873	3,378,911
U.S. Foods Holding Corp.(a)	629,093	22,496,366
Walgreens Boots Alliance Inc.	2,228,812	121,849,152

Security	Shares	Value

Food & Staples Retailing (continued)
Walmart Inc.	4,056,726	$448,227,656

		658,032,592

Food Products — 2.0%
Archer-Daniels-Midland Co.	1,606,953	65,563,682
Beyond Meat Inc.(a)	27,822	4,470,439
Bunge Ltd.	396,864	22,109,293
Campbell Soup Co.	208,395	8,350,388
Conagra Brands Inc.	1,391,365	36,899,000
Flowers Foods Inc.	571,057	13,288,496
General Mills Inc.	1,729,663	90,841,901
Hain Celestial Group Inc. (The)(a)(b)	298,594	6,539,209
Hershey Co. (The)	52,900	7,090,187
Hormel Foods Corp.	801,406	32,488,999
Ingredion Inc.	192,511	15,880,232
JM Smucker Co. (The)	316,735	36,484,705
Kellogg Co.	438,184	23,473,517
Kraft Heinz Co. (The)	1,801,118	55,906,703
Lamb Weston Holdings Inc.	312,347	19,790,306
McCormick & Co. Inc./MD, NVS	124,978	19,372,840
Mondelez International Inc., Class A	4,105,292	221,275,239
Pilgrim’s Pride Corp.(a)(b)	119,566	3,035,781
Post Holdings Inc.(a)	103,119	10,721,282
Seaboard Corp.	727	3,007,410
TreeHouse Foods Inc.(a)(b)	132,933	7,191,675
Tyson Foods Inc., Class A	830,223	67,032,205

		770,813,489

Gas Utilities — 0.2%
Atmos Energy Corp.	333,628	35,217,772
National Fuel Gas Co.	235,772	12,436,973
UGI Corp.	500,993	26,758,036

		74,412,781

Health Care Equipment & Supplies — 3.4%
Abbott Laboratories	2,820,679	237,219,104
Baxter International Inc.	738,202	60,458,744
Becton Dickinson and Co.	707,560	178,312,196
Cantel Medical Corp.	46,058	3,714,117
Cooper Companies Inc. (The)	121,273	40,855,661
Danaher Corp.	1,741,184	248,850,017
DENTSPLY SIRONA Inc.	643,079	37,530,091
Hill-Rom Holdings Inc.	93,070	9,736,983
Hologic Inc.(a)(b)	150,559	7,229,843
ICU Medical Inc.(a)	38,506	9,700,047
Integra LifeSciences Holdings Corp.(a)(b)	204,238	11,406,692
Medtronic PLC	3,876,871	377,568,467
Steris PLC(a)	227,681	33,897,147
West Pharmaceutical Services Inc.	51,261	6,415,314
Zimmer Biomet Holdings Inc.	591,853	69,684,772

		1,332,579,195

Health Care Providers & Services — 2.3%
Acadia Healthcare Co. Inc.(a)(b)	274,867	9,606,602
Anthem Inc.	526,172	148,491,000
Cardinal Health Inc.	860,148	40,512,971
Centene Corp.(a)	193,532	10,148,818
Cigna Corp.(a)	746,326	117,583,661
Covetrus Inc.(a)(b)	279,321	6,832,192
CVS Health Corp.	3,749,549	204,312,925
DaVita Inc.(a)(b)	366,588	20,624,241
Encompass Health Corp.	139,427	8,834,095
HCA Healthcare Inc.	312,628	42,257,927

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Henry Schein Inc.(a)(b)	374,295	$26,163,220
Humana Inc.	222,397	59,001,924
Laboratory Corp. of America Holdings(a)	266,109	46,010,246
McKesson Corp.	492,559	66,195,004
MEDNAX Inc.(a)	242,059	6,107,148
Molina Healthcare Inc.(a)	39,842	5,702,984
Premier Inc., Class A(a)(b)	149,381	5,842,291
Quest Diagnostics Inc.	387,164	39,417,167
Universal Health Services Inc., Class B	232,897	30,367,440
WellCare Health Plans Inc.(a)	13,583	3,872,106

		897,883,962

Hotels, Restaurants & Leisure — 1.9%
Aramark	705,632	25,445,090
Caesars Entertainment Corp.(a)	1,640,860	19,394,965
Carnival Corp.	1,148,640	53,469,192
Choice Hotels International Inc.	54,787	4,767,017
Dunkin’ Brands Group Inc.	15,698	1,250,503
Extended Stay America Inc.	541,064	9,138,571
Hilton Grand Vacations Inc.(a)	225,068	7,161,664
Hyatt Hotels Corp., Class A	108,808	8,283,553
International Game Technology PLC	295,510	3,832,765
Las Vegas Sands Corp.	512,026	30,255,616
McDonald’s Corp.	1,859,842	386,214,790
MGM Resorts International	1,373,705	39,246,752
Norwegian Cruise Line Holdings Ltd.(a)	493,311	26,456,269
Royal Caribbean Cruises Ltd.	494,746	59,968,163
Six Flags Entertainment Corp.	207,878	10,327,379
Vail Resorts Inc.	12,395	2,766,316
Wyndham Destinations Inc.	266,367	11,693,511
Wyndham Hotels & Resorts Inc.	194,002	10,813,671
Wynn Resorts Ltd.	48,514	6,015,251
Yum China Holdings Inc.	201,582	9,313,088
Yum! Brands Inc.	98,085	10,855,067

		736,669,193

Household Durables — 0.6%
DR Horton Inc.	981,046	42,312,514
Garmin Ltd.	418,395	33,387,921
Leggett & Platt Inc.	377,694	14,492,119
Lennar Corp., Class A	475,689	23,051,889
Lennar Corp., Class B	22,703	874,293
Mohawk Industries Inc.(a)	171,747	25,327,530
Newell Brands Inc.	1,094,289	16,873,936
PulteGroup Inc.	743,046	23,495,115
Toll Brothers Inc.	388,084	14,211,636
Whirlpool Corp.	178,612	25,427,204

		219,454,157

Household Products — 2.7%
Clorox Co. (The)	68,074	10,422,810
Colgate-Palmolive Co.	2,427,724	173,994,979
Energizer Holdings Inc.	183,462	7,088,972
Kimberly-Clark Corp.	985,777	131,384,359
Procter & Gamble Co. (The)	6,726,719	737,584,738
Spectrum Brands Holdings Inc.	101,539	5,459,752

		1,065,935,610

Independent Power and Renewable Electricity Producers — 0.2%
AES Corp./VA	1,913,311	32,067,092
NRG Energy Inc.	768,278	26,981,923
Vistra Energy Corp.	1,199,182	27,149,481

		86,198,496

Security	Shares	Value

Industrial Conglomerates — 1.6%
3M Co.	379,773	$65,829,852
Carlisle Companies Inc.	21,689	3,045,352
General Electric Co.	24,995,022	262,447,731
Honeywell International Inc.	1,075,703	187,806,987
Roper Technologies Inc.	249,753	91,474,534

		610,604,456

Insurance — 4.6%
Aflac Inc.	2,129,445	116,714,880
Alleghany Corp.(a)	36,131	24,609,185
Allstate Corp. (The)	959,878	97,609,994
American Financial Group Inc./OH	204,573	20,962,595
American International Group Inc.	2,512,964	133,890,722
American National Insurance Co.	22,862	2,662,737
Arch Capital Group Ltd.(a)	954,883	35,407,062
Arthur J Gallagher & Co.	417,864	36,600,708
Assurant Inc.	176,916	18,820,324
Assured Guaranty Ltd.	285,992	12,034,543
Athene Holding Ltd., Class A(a)	267,768	11,530,090
Axis Capital Holdings Ltd.	214,276	12,781,563
Brighthouse Financial Inc.(a)(b)	334,117	12,258,753
Brown & Brown Inc.	640,087	21,442,914
Chubb Ltd.	1,314,841	193,662,931
Cincinnati Financial Corp.	438,954	45,506,361
CNA Financial Corp.	95,695	4,504,364
Erie Indemnity Co., Class A, NVS	23,907	6,079,072
Everest Re Group Ltd.	79,232	19,584,566
Fidelity National Financial Inc.	761,732	30,697,800
First American Financial Corp.	314,547	16,891,174
Hanover Insurance Group Inc. (The)	117,021	15,013,794
Hartford Financial Services Group Inc. (The)	1,039,217	57,905,171
Kemper Corp.	144,665	12,483,143
Lincoln National Corp.	581,662	37,488,116
Loews Corp.	756,999	41,385,135
Markel Corp.(a)	35,852	39,064,339
Marsh & McLennan Companies Inc.	178,601	17,815,450
Mercury General Corp.	87,254	5,453,375
MetLife Inc.	2,320,665	115,267,431
Old Republic International Corp.	812,582	18,185,585
Primerica Inc.	33,741	4,047,233
Principal Financial Group Inc.	796,751	46,147,818
Progressive Corp. (The)	1,132,653	90,532,954
Prudential Financial Inc.	1,171,095	118,280,595
Reinsurance Group of America Inc.	180,339	28,138,294
RenaissanceRe Holdings Ltd.	77,670	13,826,037
Torchmark Corp.	312,352	27,943,010
Travelers Companies Inc. (The)	633,051	94,653,786
Unum Group	610,443	20,480,363
White Mountains Insurance Group Ltd.(b)	9,487	9,690,591
Willis Towers Watson PLC	373,740	71,586,160
WR Berkley Corp.	408,065	26,903,725

		1,786,544,443

Interactive Media & Services — 0.1%
IAC/InterActiveCorp.(a)	89,803	19,534,847
TripAdvisor Inc.(a)	29,774	1,378,238
Zillow Group Inc., Class A(a)(b)	162,445	7,433,483
Zillow Group Inc., Class C, NVS(a)(b)	355,976	16,513,727

		44,860,295

Internet & Direct Marketing Retail — 0.0%
Qurate Retail Inc.(a)(b)	1,137,068	14,088,273

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services — 1.3%
Akamai Technologies Inc.(a)	33,294	$2,668,181
Alliance Data Systems Corp.	114,660	16,067,306
Amdocs Ltd.	395,929	24,583,232
CACI International Inc., Class A(a)	70,822	14,489,473
Cognizant Technology Solutions Corp., Class A	1,509,861	95,710,089
CoreLogic Inc.(a)(b)	218,801	9,152,446
DXC Technology Co.	773,157	42,639,608
Fidelity National Information Services Inc.	418,726	51,369,306
International Business Machines Corp.	1,012,074	139,565,004
Jack Henry & Associates Inc.	25,917	3,470,805
Leidos Holdings Inc.	392,554	31,345,437
Sabre Corp.	653,796	14,514,271
VeriSign Inc.(a)	94,591	19,784,653
Western Union Co. (The)	969,366	19,280,690
Worldpay Inc., Class A(a)	284,751	34,896,235

		519,536,736

Leisure Products — 0.0%
Brunswick Corp./DE	257,820	11,831,360
Mattel Inc.(a)(b)	307,792	3,450,348
Polaris Industries Inc.	17,234	1,572,258

		16,853,966

Life Sciences Tools & Services — 0.7%
Agilent Technologies Inc.	828,409	61,857,300
Bio-Rad Laboratories Inc., Class A(a)(b)	61,223	19,137,697
IQVIA Holdings Inc.(a)	296,864	47,765,418
PerkinElmer Inc.	248,042	23,896,366
QIAGEN NV(a)(b)	637,916	25,867,494
Thermo Fisher Scientific Inc.(b)	367,415	107,902,437

		286,426,712

Machinery — 2.3%
AGCO Corp.	183,265	14,215,866
Caterpillar Inc.	1,477,009	201,301,557
Colfax Corp.(a)	272,559	7,639,829
Crane Co.	144,500	12,057,080
Cummins Inc.	443,719	76,026,813
Deere & Co.	817,736	135,507,033
Dover Corp.	234,889	23,535,878
Flowserve Corp.	296,298	15,611,942
Fortive Corp.	661,199	53,900,942
Gardner Denver Holdings Inc.(a)(b)	375,709	12,999,531
Gates Industrial Corp. PLC(a)(b)	142,631	1,627,420
IDEX Corp.	108,953	18,755,169
Ingersoll-Rand PLC	40,984	5,191,443
ITT Inc.	252,872	16,558,059
Nordson Corp.	12,304	1,738,678
Oshkosh Corp.	200,246	16,718,539
PACCAR Inc.	978,625	70,128,267
Parker-Hannifin Corp.	369,285	62,782,143
Pentair PLC	500,929	18,634,559
Snap-on Inc.	158,254	26,213,193
Stanley Black & Decker Inc.	437,051	63,201,945
Timken Co. (The)	193,459	9,932,185
Trinity Industries Inc.	306,863	6,367,407
WABCO Holdings Inc.(a)	23,867	3,164,764
Wabtec Corp.(b)	330,654	23,727,731
Woodward Inc.	28,705	3,248,258

		900,786,231

Marine — 0.0%
Kirby Corp.(a)	171,088	13,515,952

Security	Shares	Value

Media — 1.7%
CBS Corp., Class B, NVS	94,469	$4,714,003
Charter Communications Inc., Class A(a)(b)	189,924	75,054,166
Comcast Corp., Class A	6,895,971	291,561,654
Discovery Inc., Class A(a)(b)	449,710	13,806,097
Discovery Inc., Class C, NVS(a)(b)	1,006,899	28,646,276
DISH Network Corp., Class A(a)	643,512	24,717,296
Fox Corp., Class A(a)	913,879	33,484,527
Fox Corp., Class B(a)	424,444	15,504,939
Interpublic Group of Companies Inc. (The)	1,008,276	22,776,955
John Wiley & Sons Inc., Class A	141,440	6,486,438
Liberty Broadband Corp., Class A(a)(b)	70,790	7,280,044
Liberty Broadband Corp., Class C, NVS(a)(b)	304,189	31,702,578
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	243,315	9,199,740
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)(b)	449,551	17,073,947
New York Times Co. (The), Class A	379,032	12,364,024
News Corp., Class A, NVS	1,108,415	14,952,518
News Corp., Class B	397,880	5,554,405
Nexstar Media Group Inc., Class A	29,138	2,942,938
Omnicom Group Inc.	294,587	24,141,405
Tribune Media Co., Class A	252,570	11,673,785

		653,637,735

Metals & Mining — 0.7%
Alcoa Corp.(a)	535,581	12,537,951
Freeport-McMoRan Inc.	4,179,459	48,523,519
Newmont Goldcorp Corp.	2,359,467	90,768,696
Nucor Corp.	879,217	48,444,857
Reliance Steel & Aluminum Co.	187,671	17,757,430
Royal Gold Inc.	122,294	12,533,912
Southern Copper Corp.	65,826	2,557,340
Steel Dynamics Inc.	604,632	18,259,886
U.S. Steel Corp.	495,324	7,583,410

		258,967,001

Mortgage Real Estate Investment — 0.3%
AGNC Investment Corp.	1,546,549	26,012,954
Annaly Capital Management Inc.	4,196,777	38,316,574
Chimera Investment Corp.	536,860	10,130,548
MFA Financial Inc.	1,293,431	9,286,835
New Residential Investment Corp.	1,195,769	18,402,885
Starwood Property Trust Inc.	785,073	17,836,858
Two Harbors Investment Corp.	804,295	10,190,418

		130,177,072

Multi-Utilities — 2.0%
Ameren Corp.	706,555	53,069,346
CenterPoint Energy Inc.	1,448,742	41,477,483
CMS Energy Corp.	816,266	47,269,964
Consolidated Edison Inc.	945,754	82,923,711
Dominion Energy Inc.	2,314,172	178,931,779
DTE Energy Co.	526,918	67,382,274
MDU Resources Group Inc.	566,806	14,623,595
NiSource Inc.	1,075,155	30,964,464
Public Service Enterprise Group Inc.	1,456,491	85,670,801
Sempra Energy	792,475	108,917,764
WEC Energy Group Inc.	910,261	75,888,459

		787,119,640

Multiline Retail — 0.5%
Dollar General Corp.	44,927	6,072,334
Dollar Tree Inc.(a)	311,490	33,450,911
Kohl’s Corp.	469,233	22,312,029

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multiline Retail (continued)
Macy’s Inc.	890,839	$19,117,405
Target Corp.	1,363,084	118,056,705

		199,009,384

Oil, Gas & Consumable Fuels — 8.4%
Anadarko Petroleum Corp.	1,069,269	75,447,621
Antero Midstream Corp.	650,006	7,449,069
Antero Resources Corp.(a)	760,988	4,208,264
Apache Corp.	1,083,819	31,398,236
Cabot Oil & Gas Corp.	448,363	10,294,415
Centennial Resource Development Inc./DE, Class A(a)(b)	588,195	4,464,400
Cheniere Energy Inc.(a)(b)	285,417	19,536,794
Chesapeake Energy Corp.(a)(b)	3,757,378	7,326,887
Chevron Corp.	5,507,432	685,344,838
Cimarex Energy Co.	281,266	16,687,512
Concho Resources Inc.(b)	573,609	59,184,977
ConocoPhillips	3,267,392	199,310,912
Continental Resources Inc./OK(a)(b)	250,459	10,541,819
Devon Energy Corp.	1,193,948	34,051,397
Diamondback Energy Inc.	375,402	40,907,556
EOG Resources Inc.	1,675,529	156,092,282
EQT Corp.	732,906	11,587,244
Equitrans Midstream Corp.(a)	527,662	10,400,218
Exxon Mobil Corp.	12,229,271	937,129,037
Hess Corp.	775,163	49,277,112
HollyFrontier Corp.	455,673	21,088,546
Kinder Morgan Inc./DE	5,633,191	117,621,028
Kosmos Energy Ltd.	1,042,893	6,538,939
Marathon Oil Corp.	2,353,549	33,443,931
Marathon Petroleum Corp.	1,895,831	105,939,036
Murphy Oil Corp.	475,503	11,721,149
Noble Energy Inc.	1,366,569	30,611,146
Occidental Petroleum Corp.	2,160,096	108,609,627
ONEOK Inc.	807,984	55,597,379
Parsley Energy Inc., Class A(a)	331,796	6,307,442
PBF Energy Inc., Class A	343,801	10,760,971
Phillips 66	1,309,819	122,520,469
Pioneer Natural Resources Co.	277,319	42,668,301
Range Resources Corp.(b)	666,012	4,648,764
Targa Resources Corp.	659,735	25,901,196
Valero Energy Corp.	1,202,663	102,959,979
Williams Companies Inc. (The)	3,501,756	98,189,238
WPX Energy Inc.(a)	1,208,730	13,912,482

		3,289,680,213

Paper & Forest Products — 0.0%
Domtar Corp.	180,752	8,048,887

Personal Products — 0.1%
Coty Inc., Class A(b)	832,164	11,150,997
Herbalife Nutrition Ltd.(a)(b)	250,197	10,698,424
Nu Skin Enterprises Inc., Class A	158,205	7,802,671

		29,652,092

Pharmaceuticals — 5.3%
Allergan PLC	947,196	158,589,026
Bristol-Myers Squibb Co.	2,787,815	126,427,410
Catalent Inc.(a)(b)	418,041	22,662,002
Elanco Animal Health Inc.(a)	1,057,150	35,731,670
Horizon Therapeutics PLC(a)	468,254	11,266,191
Jazz Pharmaceuticals PLC(a)(b)	14,921	2,127,138

Security	Shares	Value

Pharmaceuticals (continued)
Johnson & Johnson	6,515,539	$907,484,272
Merck & Co. Inc.	386,949	32,445,674
Mylan NV(a)	1,483,628	28,248,277
Nektar Therapeutics(a)	409,776	14,579,830
Perrigo Co. PLC	363,706	17,319,680
Pfizer Inc.	16,072,346	696,254,029

		2,053,135,199

Professional Services — 0.2%
Equifax Inc.	53,092	7,180,162
IHS Markit Ltd.(a)	423,771	27,002,688
ManpowerGroup Inc.	171,709	16,587,089
Nielsen Holdings PLC	896,889	20,269,692

		71,039,631

Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A(a)	609,144	31,249,087
Howard Hughes Corp. (The)(a)(b)	73,442	9,095,057
Jones Lang LaSalle Inc.	131,495	18,500,032

		58,844,176

Road & Rail — 1.0%
AMERCO	25,530	9,664,381
CSX Corp.	1,425,568	110,296,196
Genesee & Wyoming Inc., Class A(a)(b)	132,962	13,296,200
JB Hunt Transport Services Inc.	173,541	15,863,383
Kansas City Southern	289,235	35,234,608
Knight-Swift Transportation Holdings Inc.(b)	360,634	11,843,220
Landstar System Inc.	10,798	1,166,076
Lyft Inc., Class A(a)	83,826	5,508,206
Norfolk Southern Corp.	665,102	132,574,782
Old Dominion Freight Line Inc.	109,214	16,301,282
Ryder System Inc.	149,872	8,737,538
Schneider National Inc., Class B	125,535	2,289,758
Uber Technologies Inc.(a)	464,307	21,534,559

		384,310,189

Semiconductors & Semiconductor Equipment — 3.0%
Analog Devices Inc.	918,290	103,647,392
Applied Materials Inc.	1,269,898	57,031,119
Cree Inc.(a)	280,134	15,737,928
Cypress Semiconductor Corp.	1,051,039	23,375,107
First Solar Inc.(a)(b)	237,431	15,594,468
Intel Corp.	12,943,869	619,623,009
Lam Research Corp.	52,714	9,901,798
Marvell Technology Group Ltd.	1,890,918	45,136,213
Maxim Integrated Products Inc.	488,433	29,218,062
Microchip Technology Inc.	482,212	41,807,780
Micron Technology Inc.(a)	3,194,019	123,257,193
MKS Instruments Inc.	155,657	12,124,124
ON Semiconductor Corp.(a)	1,175,771	23,762,332
Qorvo Inc.(a)	353,580	23,551,964
Skyworks Solutions Inc.	472,517	36,511,389

		1,180,279,878

Software — 0.3%
2U Inc.(a)	101,385	3,816,131
Autodesk Inc.(a)	144,985	23,618,057
Ceridian HCM Holding Inc.(a)	33,991	1,706,348
Citrix Systems Inc.	39,819	3,907,837
LogMeIn Inc.	141,419	10,419,752
Nuance Communications Inc.(a)(b)	837,064	13,367,912
SolarWinds Corp.(a)(b)	92,268	1,692,195
SS&C Technologies Holdings Inc.	48,134	2,773,000

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Symantec Corp.	1,727,241	$37,584,764

		98,885,996

Specialty Retail — 1.2%
Advance Auto Parts Inc.(b)	150,576	23,209,785
AutoNation Inc.(a)(b)	155,132	6,506,236
Best Buy Co. Inc.	525,336	36,631,679
CarMax Inc.(a)(b)	252,358	21,912,245
Dick’s Sporting Goods Inc.	196,516	6,805,349
Foot Locker Inc.	321,774	13,488,766
Gap Inc. (The)	652,730	11,729,558
Home Depot Inc. (The)	1,369,145	284,741,086
L Brands Inc.	553,880	14,456,268
Penske Automotive Group Inc.	111,719	5,284,309
Tiffany & Co.	348,204	32,605,822
Urban Outfitters Inc.(a)	210,148	4,780,867
Williams-Sonoma Inc.	197,044	12,807,860

		474,959,830

Technology Hardware, Storage & Peripherals — 0.5%
Dell Technologies Inc., Class C(a)(b)	120,674	6,130,239
Hewlett Packard Enterprise Co.	3,958,510	59,179,725
HP Inc.	4,218,531	87,703,259
Western Digital Corp.	845,686	40,212,369
Xerox Corp.	536,741	19,005,999

		212,231,591

Textiles, Apparel & Luxury Goods — 0.3%
Capri Holdings Ltd.(a)	214,289	7,431,542
Carter’s Inc.	70,935	6,919,000
Columbia Sportswear Co.	29,907	2,995,485
Hanesbrands Inc.	232,142	3,997,485
PVH Corp.	214,781	20,326,874
Ralph Lauren Corp.	150,178	17,058,719
Skechers U.S.A. Inc., Class A(a)(b)	222,091	6,993,646
Tapestry Inc.	837,862	26,585,361
Under Armour Inc., Class A(a)(b)	151,536	3,841,438
Under Armour Inc., Class C, NVS(a)(b)	155,856	3,460,003

		99,609,553

Thrifts & Mortgage Finance — 0.1%
MGIC Investment Corp.(a)	1,021,066	13,416,807
New York Community Bancorp. Inc.	1,306,528	13,039,150
TFS Financial Corp.	157,289	2,842,212

		29,298,169

Tobacco — 1.2%
Altria Group Inc.	2,767,151	131,024,600
Philip Morris International Inc.	4,489,727	352,578,261

		483,602,861

Trading Companies & Distributors — 0.2%
Air Lease Corp.	286,201	11,831,549

Security	Shares	Value

Trading Companies & Distributors (continued)
Fastenal Co.	156,678	$5,106,136
HD Supply Holdings Inc.(a)(b)	491,836	19,811,154
MSC Industrial Direct Co. Inc., Class A	125,821	9,343,468
United Rentals Inc.(a)	65,905	8,740,980
Univar Inc.(a)(b)	454,805	10,023,902
Watsco Inc.	92,393	15,109,027
WESCO International Inc.(a)(b)	128,727	6,520,023

		86,486,239

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	211,520	8,575,021

Water Utilities — 0.2%
American Water Works Co. Inc.	521,043	60,440,988
Aqua America Inc.	622,318	25,745,296

		86,186,284

Wireless Telecommunication Services — 0.1%
Sprint Corp.(a)(b)	1,633,597	10,732,732
Telephone & Data Systems Inc.	288,704	8,776,602
T-Mobile U.S. Inc.(a)	431,687	32,005,274
U.S. Cellular Corp.(a)(b)	45,664	2,039,811

		53,554,419

Total Common Stocks — 99.9% (Cost: $35,808,412,041)		39,014,495,603

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.50%(c)(d)(e)	298,826,538	298,975,951
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	65,517,213	65,517,213

		364,493,164

Total Short-Term Investments — 0.9% (Cost: $364,403,066)		364,493,164

Total Investments in Securities — 100.8% (Cost: $36,172,815,107)		39,378,988,767

Other Assets, Less Liabilities — (0.8)%		(322,959,569)

Net Assets — 100.0%		$39,056,029,198

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 1000 Value ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	176,789,024	122,037,514	(a)	—	298,826,538	$298,975,951	$388,047	(b)	$5,108	$32,300
BlackRock Cash Funds: Treasury, SL Agency Shares	46,096,335	19,420,878	(a)	—	65,517,213	65,517,213	417,926		—	—
BlackRock Inc.	350,977	51,791		(60,749)	342,019	160,509,517	1,153,291		369,369	14,684,279

						$525,002,681	$1,959,264		$374,477	$14,716,579

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini	406	09/20/19	$59,767	$1,201,493
S&P MidCap 400 E-Mini	68	09/20/19	13,260	227,718

				$1,429,211

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$39,014,495,603	$—	$—	$39,014,495,603
Money Market Funds	364,493,164	—	—	364,493,164

	$39,378,988,767	$—	$—	$39,378,988,767

Derivative financial instruments(a)
Assets
Futures Contracts	$1,429,211	$—	$—	$1,429,211

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares